Share-Based Payments - Disclosure of Change in Number of Share Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period
Forfeited during the period
Exercised during the period
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	2,461.570	2,133.100	1,160.060
Granted during the period	1,290.000	824.200	998.500
Forfeited during the period	749.525	227.730	24.260
Exercised during the period	0	268.000	1.200
Balance at end of period	3,002.045	2,461.570	2,133.100